11. INVESTMENTS IN ASSOCIATES (Details 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of associates [line items]
Turnover	$ 1,802.5	$ 1,687.2	$ 1,403.0
Depreciation, amortization and impairment	108.7	103.7	86.7
Net earnings for the year	(10.6)	49.8	18.3
Total comprehensive income	16.2	62.7	(17.6)
Net earnings for the year	(0.3)	(0.7)	1.7
NUANCE GROUP (CHICAGO) LLC
Disclosure of associates [line items]
Turnover	18.7	20.0	23.9
Depreciation, amortization and impairment	(0.1)	(0.1)	(0.2)
Other operational result			0.0
Net earnings for the year	(1.0)	(2.1)	3.5
Total comprehensive income	$ (1.0)	$ (2.1)	$ 3.5
HUDSON'S SHARE	35.00%	35.00%	35.00%
Net earnings for the year	$ (0.4)	$ (0.7)	$ 1.2
Total comprehensive income	(0.4)	(0.7)	1.2
MIDWAY PARTNERSHIP LLC
Disclosure of associates [line items]
Turnover	15.1	0.0	0.0
Depreciation, amortization and impairment	0.0	0.0	0.0
Other operational result			0.0
Net earnings for the year	0.2	0.0	0.0
Total comprehensive income	$ 0.2	0.0	$ 0.0
HUDSON'S SHARE	50.00%		0.00%
Net earnings for the year	$ 0.1	0.0	$ 0.0
Total comprehensive income	$ 0.1	$ 0.0	$ 0.0